CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2023	2022
Partnership Capital	$34,016	$25,554
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(23,661)	(15,320)
Deficit	4,419	3,422
Accumulated other comprehensive income	(1,161)	(817)
Ownership changes	(581)	(558)
Invested Capital	$13,032	$12,281
The following table presents the change in Invested Capital during year ended December 31, 2023 and 2022:

	For the year ended December 31,
US$ MILLIONS	2023	2022
Opening balance	$12,281	$12,195
Net redemption of preferred units	—	(220)
Issuance of perpetual subordinated notes	—	293
Issuance of limited partnership units, net of redemptions	—	13
Issuance of BIPC exchangeable LP Units	751	—
Ending balance	$13,032	$12,281
Weighted Average Invested Capital(1)	$12,478	$12,270

(1)     For the purposes of calculating Weighted Average Invested Capital for the year ended December 31, 2022, redemption of preferred units and issuance of perpetual subordinated notes of $220 million and $293 million, respectively, were assumed to have been completed concurrently in January of 2022.